Consolidated Statements of Changes in Shareholders Equity (CAD)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	AOCI [Member]	Accum. Deficit [Member]	Total
Beginning Balance at Feb. 29, 2012	36,678,050		15,815,876	577,916	(40,587,442)	12,484,400
Beginning Balance (Shares) at Feb. 29, 2012	3,236,668
Net income					591,304	591,304
Exercise of stock options	112,449		(52,896)			59,553
Exercise of stock options (Shares)	20,000
Shares repurchased under provisions of the share repurchase plan		(3,694,332)	2,149,990			(1,544,342)
Shares cancelled	(3,694,332)	3,694,332
Shares cancelled (Shares)	(326,187)
Stock based compensation expense			151,916			151,916
Ending Balance at Feb. 28, 2013	33,096,167		18,064,886	577,916	(39,996,138)	11,742,831
Ending Balance (Shares) at Feb. 28, 2013	2,930,481
Net income					1,163,295	1,163,295
Exercise of stock options	160,158		(75,562)			84,596
Exercise of stock options (Shares)	30,864
Shares repurchased under provisions of the share repurchase plan		(542,955)	317,963			(224,992)
Shares cancelled	(542,955)	542,955
Shares cancelled (Shares)	(48,348)
Stock based compensation expense			54,471			54,471
Ending Balance at Feb. 28, 2014	32,713,370		18,361,758	577,916	(38,832,843)	12,820,201
Ending Balance (Shares) at Feb. 28, 2014	2,912,997
Net income					335,582	335,582
Exercise of stock options	146,199		(69,638)			76,561
Exercise of stock options (Shares)	28,553
Shares repurchased under provisions of the share repurchase plan		(458,129)	283,035			(175,094)
Shares cancelled	(458,129)	458,129
Shares cancelled (Shares)	(41,008)
Stock based compensation expense			16,236			16,236
Ending Balance at Feb. 28, 2015	32,401,440		18,591,391	577,916	(38,497,261)	13,073,486
Ending Balance (Shares) at Feb. 28, 2015	2,900,542